Trade Notes and Accounts Receivable, Net (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Notes and Accounts Receivable, Net
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual ("upfront basis") and from time to time ("scatter basis") prepayments	$ 4,188,293	$ 12,676,363
Trade accounts receivable	15,144,534	11,451,803
Loss allowance	(4,846,643)	(4,379,316)	$ (3,657,079)
Total trade and other current receivables	$ 14,486,184	$ 19,748,850